Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	27,878,040	28,804,010	29,943,090	20,504,070
Warrants [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	10,390,820	10,451,740	10,390,820	9,779,464
Stock Options [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	8,591,017	12,656,067	12,656,067	6,294,226
Convertible Promissory Notes [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	8,896,203	5,696,203	6,896,203	4,430,380